Note 5 - Property and Equipment	12 Months Ended
Nov. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	Property and equipment

		November 30, 2015
	Cost	Accumulated amortization	Net book value
	$	$	$

Computer equipment	293,870	214,525	79,345
Computer software	124,151	110,860	13,291
Furniture and fixtures	129,860	104,089	25,771
Laboratory equipment	3,483,398	1,968,088	1,515,310
Leasehold improvements	1,142,122	1,142,122	-
Laboratory equipment under capital lease	276,300	155,203	121,097
Computer equipment under capital lease	76,458	71,834	4,624
	5,526,159	3,766,721	1,759,438

		November 30, 2014
	Cost	Accumulated amortization	Net book value
	$	$	$

Computer equipment	247,335	196,237	51,098
Computer software	119,151	99,027	20,124
Furniture and fixtures	126,690	98,406	28,284
Laboratory equipment	3,019,713	1,658,299	1,361,414
Leasehold improvements	1,142,122	1,142,122	-
Laboratory equipment under capital lease	276,300	124,928	151,372
Computer equipment under capital lease	76,458	69,853	6,605
	5,007,769	3,388,872	1,618,897

Depreciation for the year ended November 30, 2015 was $377,849 (2014 -$381,385; 2013 - $396,814).

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is assessed by comparing the carrying amount of an asset with the sum of the undiscounted cash flows expected from its use and disposal, and as such requires the Company to make significant estimates on expected revenues from the commercialization of its products and services and the related expenses. The Company records a write-down for long-lived assets which have been abandoned and do not have any residual value. For the year ended November 30, 2015, the Company recorded a $Nil write-down of long-lived assets (2014 - $Nil; 2013 – $Nil).